Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Abstract]
Schedule of Key Management Personnel Compensation

Compensation of Key Management Personnel

	For the Year Ended December 31
	2016	2017	2018
Short-term employee benefits	$2,276,467	$3,203,745	$2,833,520
Post-employment benefits	75,989	125,237	140,474
Share-based payments	1,078,054	801,701	791,310
	$3,430,510	$4,130,683	$3,765,304